Schedule of Investments
April 28, 2023
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.05%

Apparel Retailers - 3.19%
Boot Barn Holdings, Inc. (2)	2,577	186,755

Auto Parts - 1.53%
Stoneridge, Inc. (2)	4,765	89,725

Banks - 5.22%
Business First Bancshares, Inc.	7,580	116,884
Metropolitan Bank Holding Corp. (2)	3,370	108,143
Triumph Financial, Inc. (2)	1,545	80,278

		305,305

Biotechnology - 6.18%
Avid Bioservices, Inc. (2)	13,537	244,343
ANI Pharmaceuticals, Inc. (2)	3,108	117,234

		361,577

Cosmetics - 5.72%
e.l.f. Beauty, Inc. (2)	3,610	334,864

Electronic Components - 0.94%
NVE Corp. (2)	730	55,049

Electronic Equipment: Control and Filter - 3.16%
NAPCO Security Technologies, Inc. (2)	5,965	184,915

Electronic Equipment: Gauges and Meters - 2.33%
Mesa Laboratories, Inc.	819	136,372

Electronic Equipment: Other - 2.54%
Allied Motion Technologies, Inc.	4,318	148,626

Food Producers - 1.54%
Sovos Brands, Inc. (2)	5,245	89,952

Gas, Water & Multi-Utilities - 0.94%
Aris Water Solutions, Inc.	7,548	54,874

Home Construction - 2.18%
Green Brick Partners, Inc. (2)	3,423	127,575

Medical Equipment - 12.96%
LeMaitre Vascular, Inc.	4,726	255,204
iRadimed Corp.	5,095	212,105
InfuSystem Holdings, Inc. (2)	15,710	147,203
BioLife Solutions, Inc. (2)	8,184	143,711

		758,223

Medical Supplies - 8.70%
UFP Technologies, Inc. (2)	2,459	338,949
Utah Medical Products, Inc.	1,795	170,238

		509,187

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.01%
Oxford Industries, Inc. (2)	570	58,818

Oil: Crude Producers - 3.77%
Evolution Petroleum Corp., Inc.	22,180	146,166
SilverBow Resources, Inc. (2)	3,110	74,174

		220,340

Oil Equipment & Services - 1.06%
Dril-Quip, Inc. (2)	2,263	61,735

Restaurants and Bars - 5.52%
Kura Sushi USA, Inc. Class A (2)	4,690	323,235

Services-Membership Sports & Recreation Clubs - 1.57%
OneSpaWorld Holdings Limited (2)	7,660	91,920

Software - 16.29%
PDF Solutions, Inc. (2)	7,340	264,607
Model N, Inc. (2)	6,370	196,196
Simulations Plus, Inc.	3,971	165,789
Mitek Systems, Inc. (2)	15,460	139,449
American Software, Inc. Class A	11,066	132,128
CI&T, Inc. Class A (2)	13,910	54,805

		952,974

Specialty Retailers - 3.76%
America's Car-Mart, Inc. (2)	2,737	220,027

Telecommunications Equipment - 0.93%
Genasys, Inc. (2)	18,539	54,690

Transaction Processing Services - 5.46%
I3 Verticals, Inc. Class A (2)	10,126	235,429
Repay Holdings Corp. Class A (2)	13,390	83,955

		319,384

Wholesale-Machinery, Equipment & Supplies - 0.55%
AerSale Corporation (2)	2,006	32,457

Total Common Stocks	(Cost $ 5,727,116)	5,678,579

Short-Term Investment - 3.59%

First American Government Obligation Fund - Class Z 4.6847% (3)	209,799	209,799

Total Short-Term Investment	(Cost $ 209,799)	209,799

Total Investments - 100.64%	(Cost $ 5,936,915)	5,888,378

Liabilities In Excess of Other Assets - (0.64%)		(37,290)

Total Net Assets - 100.00%		5,851,088

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$5,888,378	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,888,378	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 28, 2023